Leases - Total Undiscounted Lease Liability (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	$ 447
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	251
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	196
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	$ 0